Distribution Date:	08/17/26	Benchmark 2020-B18 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-B18

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States

Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners,LLC

Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Principal Prepayment Detail	18		Bank, N.A.

Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Collateral Stratification and Historical Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	22	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	23
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	24
		Trust Directing Holder	Eightfold Real Estate Capital, L.P.

Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26

Interest Shortfall Detail - Collateral Level	27	Loan-Specific Directing	FIAM LLC
		Holder
Supplemental Notes	28
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163AAA1	0.875000%	7,467,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163AAK9	2.072000%	164,258,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	08163AAB9	1.926000%	67,056,000.00	17,689,949.09	0.00	28,392.37	0.00	0.00	28,392.37	17,689,949.09	39.94%	30.00%
A-SB	08163AAC7	1.862000%	8,738,000.00	7,015,088.61	87,179.66	10,885.08	0.00	0.00	98,064.74	6,927,908.95	39.94%	30.00%
A-4	08163AAD5	1.672000%	119,000,000.00	119,000,000.00	0.00	165,806.67	0.00	0.00	165,806.67	119,000,000.00	39.94%	30.00%
A-5	08163AAE3	1.925000%	260,095,000.00	260,095,000.00	0.00	417,235.73	0.00	0.00	417,235.73	260,095,000.00	39.94%	30.00%
A-M	08163AAG8	2.335000%	106,300,000.00	106,300,000.00	0.00	206,842.08	0.00	0.00	206,842.08	106,300,000.00	24.13%	18.13%
B	08163AAH6	2.648000%	33,569,000.00	33,569,000.00	0.00	74,075.59	0.00	0.00	74,075.59	33,569,000.00	19.13%	14.38%
C	08163AAJ2	3.715949%	34,687,000.00	34,687,000.00	0.00	107,412.60	0.00	0.00	107,412.60	34,687,000.00	13.97%	10.50%
D	08163AAT0	2.250000%	23,499,000.00	23,499,000.00	0.00	44,060.63	0.00	0.00	44,060.63	23,499,000.00	10.47%	7.88%
E	08163AAV5	2.250000%	16,784,000.00	16,784,000.00	0.00	31,470.00	0.00	0.00	31,470.00	16,784,000.00	7.98%	6.00%
F*	08163AAX1	2.500000%	15,665,000.00	15,665,000.00	0.00	21,406.74	0.00	0.00	21,406.74	15,665,000.00	5.65%	4.25%
G-RR	08163ABA0	3.828449%	8,952,000.00	8,952,000.00	0.00	0.00	0.00	0.00	0.00	8,952,000.00	4.32%	3.25%
H-RR	08163ABC6	3.828449%	29,093,108.00	29,006,702.85	0.00	0.00	0.00	0.00	0.00	29,006,702.85	0.00%	0.00%
AGN-D	08163ABM4	3.744000%	27,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	77.09%
AGN-E	08163ABP7	3.759000%	42,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	41.88%
AGN-F	08163ABR3	4.139000%	51,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
AGN-G	08163ABT9	0.000000%	41,625,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	3.828449%	9,576,204.00	7,191,678.35	932.62	21,528.50	0.00	0.00	22,461.12	7,190,745.73	0.00%	0.00%
RR Certificate	08163ABX0	3.828449%	29,723,796.00	22,322,412.95	2,894.79	66,822.81	0.00	0.00	69,717.60	22,319,518.16	0.00%	0.00%
S	08163ABE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

R	08163ABF9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
AGN-VRR	N/A	0.000000%	8,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,106,463,108.00	701,776,831.85	91,007.07	1,195,938.80	0.00	0.00	1,286,945.87	701,685,824.78

X-A	08163AAF0	1.877862%	732,914,000.00	510,100,037.70	0.00	798,247.99	0.00	0.00	798,247.99	510,012,858.05
X-B	08163AAM5	0.637728%	68,256,000.00	68,256,000.00	0.00	36,273.98	0.00	0.00	36,273.98	68,256,000.00
X-D	08163AAP8	1.578449%	40,283,000.00	40,283,000.00	0.00	52,987.21	0.00	0.00	52,987.21	40,283,000.00
X-F	08163AAR4	1.328449%	15,665,000.00	15,665,000.00	0.00	17,341.79	0.00	0.00	17,341.79	15,665,000.00
AGN-X	08163ABK8	0.000000%	121,775,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			978,893,000.00	634,304,037.70	0.00	904,850.97	0.00	0.00	904,850.97	634,216,858.05

Deal Distribution Total					91,007.07	2,100,789.77	0.00	0.00	2,191,796.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163AAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163AAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	08163AAB9	263.80859416	0.00000000	0.42341282	0.00000000	0.00000000	0.00000000	0.00000000	0.42341282	263.80859416
A-SB	08163AAC7	802.82543030	9.97707256	1.24571756	0.00000000	0.00000000	0.00000000	0.00000000	11.22279011	792.84835775
A-4	08163AAD5	1,000.00000000	0.00000000	1.39333336	0.00000000	0.00000000	0.00000000	0.00000000	1.39333336	1,000.00000000
A-5	08163AAE3	1,000.00000000	0.00000000	1.60416667	0.00000000	0.00000000	0.00000000	0.00000000	1.60416667	1,000.00000000
A-M	08163AAG8	1,000.00000000	0.00000000	1.94583330	0.00000000	0.00000000	0.00000000	0.00000000	1.94583330	1,000.00000000
B	08163AAH6	1,000.00000000	0.00000000	2.20666657	0.00000000	0.00000000	0.00000000	0.00000000	2.20666657	1,000.00000000
C	08163AAJ2	1,000.00000000	0.00000000	3.09662410	0.00000000	0.00000000	0.00000000	0.00000000	3.09662410	1,000.00000000
D	08163AAT0	1,000.00000000	0.00000000	1.87500021	0.00000000	0.00000000	0.00000000	0.00000000	1.87500021	1,000.00000000
E	08163AAV5	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F	08163AAX1	1,000.00000000	0.00000000	1.36653304	0.71680051	10.51237536	0.00000000	0.00000000	1.36653304	1,000.00000000
G-RR	08163ABA0	1,000.00000000	0.00000000	0.00000000	3.19037422	34.26578195	0.00000000	0.00000000	0.00000000	1,000.00000000
H-RR	08163ABC6	997.03004746	0.00000000	0.00000000	3.18089872	84.12088870	0.00000000	0.00000000	0.00000000	997.03004746
AGN-D	08163ABM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AGN-E	08163ABP7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AGN-F	08163ABR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AGN-G	08163ABT9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	750.99468955	0.09738932	2.24812462	0.14782893	3.26058948	0.00000000	0.00000000	2.34551394	750.89730022
RR Certificate	08163ABX0	750.99468957	0.09738965	2.24812504	0.14782903	3.26059195	0.00000000	0.00000000	2.34551468	750.89729993
S	08163ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163ABF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AGN-VRR	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000581	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163AAF0	695.98893963	0.00000000	1.08914278	0.00000000	0.00000000	0.00000000	0.00000000	1.08914278	695.86999027
X-B	08163AAM5	1,000.00000000	0.00000000	0.53144017	0.00000000	0.00000000	0.00000000	0.00000000	0.53144017	1,000.00000000
X-D	08163AAP8	1,000.00000000	0.00000000	1.31537398	0.00000000	0.00000000	0.00000000	0.00000000	1.31537398	1,000.00000000
X-F	08163AAR4	1,000.00000000	0.00000000	1.10704054	0.00000000	0.00000000	0.00000000	0.00000000	1.10704054	1,000.00000000
AGN-X	08163ABK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	28,392.37	0.00	28,392.37	0.00	0.00	0.00	28,392.37	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	10,885.08	0.00	10,885.08	0.00	0.00	0.00	10,885.08	0.00
A-4	07/01/26 - 07/30/26	30	0.00	165,806.67	0.00	165,806.67	0.00	0.00	0.00	165,806.67	0.00
A-5	07/01/26 - 07/30/26	30	0.00	417,235.73	0.00	417,235.73	0.00	0.00	0.00	417,235.73	0.00
X-A	07/01/26 - 07/30/26	30	0.00	798,247.99	0.00	798,247.99	0.00	0.00	0.00	798,247.99	0.00
A-M	07/01/26 - 07/30/26	30	0.00	206,842.08	0.00	206,842.08	0.00	0.00	0.00	206,842.08	0.00
B	07/01/26 - 07/30/26	30	0.00	74,075.59	0.00	74,075.59	0.00	0.00	0.00	74,075.59	0.00
C	07/01/26 - 07/30/26	30	0.00	107,412.60	0.00	107,412.60	0.00	0.00	0.00	107,412.60	0.00
X-B	07/01/26 - 07/30/26	30	0.00	36,273.98	0.00	36,273.98	0.00	0.00	0.00	36,273.98	0.00
X-D	07/01/26 - 07/30/26	30	0.00	52,987.21	0.00	52,987.21	0.00	0.00	0.00	52,987.21	0.00
X-F	07/01/26 - 07/30/26	30	0.00	17,341.79	0.00	17,341.79	0.00	0.00	0.00	17,341.79	0.00
D	07/01/26 - 07/30/26	30	0.00	44,060.63	0.00	44,060.63	0.00	0.00	0.00	44,060.63	0.00
E	07/01/26 - 07/30/26	30	0.00	31,470.00	0.00	31,470.00	0.00	0.00	0.00	31,470.00	0.00
F	07/01/26 - 07/30/26	30	153,447.68	32,635.42	0.00	32,635.42	11,228.68	0.00	0.00	21,406.74	164,676.36
G-RR	07/01/26 - 07/30/26	30	278,187.05	28,560.23	0.00	28,560.23	28,560.23	0.00	0.00	0.00	306,747.28
H-RR	07/01/26 - 07/30/26	30	2,354,795.87	92,542.23	0.00	92,542.23	92,542.23	0.00	0.00	0.00	2,447,338.10
AGN-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AGN-X	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AGN-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AGN-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AGN-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	07/01/26 - 07/30/26	30	29,808.43	22,944.14	0.00	22,944.14	1,415.64	0.00	0.00	21,528.50	31,224.07
RR Certificate	07/01/26 - 07/30/26	30	92,523.13	71,216.85	0.00	71,216.85	4,394.04	0.00	0.00	66,822.81	96,917.17
AGN-VRR	N/A	N/A	0.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.05
Totals			2,908,762.21	2,238,930.59	0.00	2,238,930.59	138,140.82	0.00	0.00	2,100,789.77	3,046,903.03

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain on Sale Proceeds Reserve Account Summary (Pooled)
Total Available Distribution Amount (1)	2,191,796.84	Beginning Reserve Account Balance	0.00
Pooled Non-VRR Available Funds	2,099,618.11	Deposit Amount	0.00
Pooled VRR Available Funds	92,178.72	Withdrawal Amount	0.00
Agellan Portfolio Non-VRR Available Funds	0.00	Ending Reserve Account Balance	0.00
Agellan Portfolio VRR Available Funds	0.00	Gain on Sale Proceeds Reserve Account Summary (Non-pooled)
		Beginning Reserve Account Balance	0.00
		Fund Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,248,362.07	Master Servicing Fee	2,242.92
Interest Reductions due to Nonrecoverability Determination	(125,085.65)	Certificate Administrator Fee	5,142.66
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.73
ARD Interest	0.00	Operating Advisor Fee	1,184.44
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,123,276.42	Total Fees	8,871.76

Principal		Expenses/Reimbursements
Scheduled Principal	91,007.07	Reimbursement for Interest on Advances	7.13
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,607.63
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	91,007.07	Total Expenses/Reimbursements	13,614.76

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit (Pooled)	0.00
		Gain on Sale Proceeds Reserve Account Deposit (Non-pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,100,789.77
Gain on Sale Proceeds (Pooled)	0.00	Principal Distribution	91,007.07
Gain on Sale Proceeds (Non-pooled)	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,191,796.84
Total Funds Collected	2,214,283.49	Total Funds Distributed	2,214,283.36
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation			Certificate Reconciliation
		Non-Pooled	Total		Total
Beginning Scheduled Collateral Balance	701,776,831.87	0.00	701,776,831.87	Beginning Certificate Balance	701,776,831.85
(-) Scheduled Principal Collections	91,007.07	0.00	91,007.07	(-) Principal Distributions	91,007.07
(-) Unscheduled Principal Collections	0.00	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
				Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	701,685,824.80	0.00	701,685,824.80	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	702,906,555.36	0.00	702,906,555.36	Ending Certificate Balance	701,685,824.78
Ending Actual Collateral Balance	702,815,548.29	0.00	702,815,548.29

	NRA/WODRA Reconciliation			Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	90,198.56		0.00	UC / (OC) Change	0.00
Current Period Advances	0.00		0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	90,198.56		0.00	Net WAC Rate	0.00%
				UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.					Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP	Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP
	7,499,999 or less	10	58,972,601.24	8.40%	46	3.9382	2.451573	1.44 or less	4	79,355,915.26	11.31%	21	4.7256	(0.481151)
7,500,000 to 14,999,999		8	90,321,588.26	12.87%	46	3.9591	2.357975	1.45 to 1.49	1	12,890,550.15	1.84%	47	4.1200	1.480000
15,000,000 to 24,999,999		9	180,126,474.47	25.67%	44	3.5114	3.794657	1.50 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		7	237,392,945.54	33.83%	35	3.8110	2.408285	1.75 to 2.49	12	240,859,882.03	34.33%	45	3.7698	2.053933
	50,000,000 or greater	2	125,000,000.00	17.81%	45	3.5518	2.044000	2.50 to 3.49	9	143,357,262.07	20.43%	46	3.6577	2.999515
	Totals	38	701,685,824.80	100.00%	42	3.7205	2.695016	3.50 and greater	10	215,350,000.00	30.69%	42	3.2995	4.470265
								Totals	38	701,685,824.80	100.00%	42	3.7205	2.695016
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP
							Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP
Arizona	1	6,271,129.37	0.89%	47	4.5100	2.180000
							Industrial	1	75,000,000.00	10.69%	47	3.5930	1.940000
California	7	158,337,260.29	22.57%	45	3.6842	2.696207
							Lodging	3	86,250,000.00	12.29%	42	3.4624	4.895942
Florida	1	9,250,000.00	1.32%	47	3.7800	3.540000
							Mixed Use	2	51,720,000.00	7.37%	43	3.2276	2.975313
Georgia	2	19,700,000.00	2.81%	48	4.3850	2.240000
							Multi-Family	6	63,773,061.88	9.09%	47	4.1354	1.947584
Illinois	1	6,720,000.00	0.96%	44	3.6800	2.810000
							Office	12	304,010,663.82	43.33%	38	3.8181	2.058049
Michigan	1	10,000,000.00	1.43%	47	4.3000	2.830000
							Retail	3	62,108,108.10	8.85%	42	3.2457	4.449617
Mississippi	2	10,744,246.85	1.53%	48	4.2598	1.866467
							Self Storage	7	48,951,773.93	6.98%	48	4.2883	2.459395
Nevada	4	161,250,000.00	22.98%	44	3.5232	3.521085
							Totals	36	701,685,824.80	100.00%	42	3.7205	2.695016
New York	8	194,058,108.10	27.66%	43	3.3808	2.984667

Ohio	2	21,973,061.88	3.13%	47	4.1324	1.426265

Tennessee	1	4,182,507.82	0.60%	48	4.1500	1.120000

Texas	2	63,209,612.54	9.01%	14	4.8726	(0.923199)

Washington	1	20,000,000.00	2.85%	41	2.8800	7.360000

Wisconsin	1	6,117,680.88	0.87%	47	4.3500	1.920000

Totals	36	701,685,824.80	100.00%	42	3.7205	2.695016

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP	Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP
	3.9999% or less	23	512,815,370.17	73.08%	44	3.4526	3.321334	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	6	65,836,852.87	9.38%	47	4.1680	1.651535	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	5	49,951,773.93	7.12%	48	4.3660	2.295649	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	63,209,612.54	9.01%	14	4.8726	(0.923199)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	701,685,824.80	100.00%	42	3.7205	2.695016	49 months or greater	36	691,813,609.51	98.59%	42	3.7163	2.700553
								Totals	38	701,685,824.80	100.00%	42	3.7205	2.695016
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP	Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP
	81 months or less	36	691,813,609.51	98.59%	42	3.7163	2.700553	Interest Only	27	577,606,508.22	82.32%	40	3.6152	2.951071
82 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	81 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or more	0	0.00	0.00%	0	0.0000	0.000000	82 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	701,685,824.80	100.00%	42	3.7205	2.695016	85 months or more	9	114,207,101.29	16.28%	48	4.2278	1.433554
								Totals	38	701,685,824.80	100.00%	42	3.7205	2.695016
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,872,215.29	1.41%	47	4.0116	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	691,813,609.51	98.59%	42	3.7163	2.700553
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	701,685,824.80	100.00%	42	3.7205	2.695016
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A1-C2	30318230	OF	Sunnyvale	CA	Actual/360	3.490%	150,263.89	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	08/06/26
2A1-C6	30318231				Actual/360	3.490%	60,105.56	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	08/06/26
2A1-C9	30318232				Actual/360	3.490%	15,026.39	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	08/06/26
3	30530096	IN	Las Vegas	NV	Actual/360	3.593%	232,047.92	0.00	0.00	07/06/30	06/06/34	--	75,000,000.00	75,000,000.00	08/06/26
5A13-1	30318233	LO	Las Vegas	NV	Actual/360	3.558%	132,766.11	0.00	0.00	03/05/30	03/05/32	--	43,333,333.00	43,333,333.00	08/05/26
5A15-1	30318234				Actual/360	3.558%	66,383.06	0.00	0.00	03/05/30	03/05/32	--	21,666,667.00	21,666,667.00	08/05/26
6A2-C6	30318235	OF	New York	NY	Actual/360	2.990%	90,115.28	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	08/06/26
6A3-C1-A	30318236				Actual/360	2.990%	71,706.01	0.00	0.00	N/A	12/06/29	--	27,850,000.00	27,850,000.00	08/06/26
7A1-8	30318237	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	08/06/26
7A1-9	30318238				Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	08/06/26
7A1-13	30318239				Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	08/06/26
8A1	30318240	OF	Mountain View	CA	Actual/360	3.950%	136,055.56	0.00	0.00	N/A	07/06/30	--	40,000,000.00	40,000,000.00	08/06/26
9A2	30506051	OF	San Francisco	CA	Actual/360	3.750%	63,000.42	0.00	0.00	N/A	08/06/30	--	19,509,807.47	19,509,807.47	08/06/26
9A4	30506053				Actual/360	3.750%	47,880.32	0.00	0.00	N/A	08/06/30	--	14,827,454.60	14,827,454.60	08/06/26
10-A1	30504561	OF	Houston	TX	Actual/360	4.987%	140,132.18	0.00	0.00	N/A	03/01/25	--	32,628,400.12	32,628,400.12	05/01/26
13-A1	30318242	OF	San Antonio	TX	Actual/360	4.750%	0.00	0.00	0.00	N/A	08/06/30	--	30,581,212.42	30,581,212.42	08/06/23
14	30505126	RT	Flushing	NY	Actual/360	3.450%	83,183.33	0.00	0.00	N/A	03/06/30	--	28,000,000.00	28,000,000.00	08/06/26
16A3-C6	30318243	LO	Las Vegas	NV	Actual/360	3.170%	58,009.40	0.00	0.00	N/A	12/05/29	--	21,250,000.00	21,250,000.00	08/05/26
17-A6	30317592	RT	Tukwila	WA	Actual/360	2.880%	49,600.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	08/01/26
18	30506042	SS	Various	GA	Actual/360	4.385%	74,386.65	0.00	0.00	N/A	08/06/30	--	19,700,000.00	19,700,000.00	08/06/26
19	30506047	MF	Brooklyn	NY	Actual/360	4.150%	64,325.00	0.00	0.00	N/A	07/01/30	--	18,000,000.00	18,000,000.00	08/01/26
21	30318244	MF	Cleveland	OH	Actual/360	4.120%	45,814.28	22,964.74	0.00	N/A	07/06/30	--	12,913,514.89	12,890,550.15	08/06/26
22A1-1B-2	30506080	RT	Brooklyn	NY	Actual/360	3.359%	40,804.88	0.00	0.00	N/A	01/01/30	--	14,108,108.10	14,108,108.10	08/01/26
23	30506038	OF	Brooklyn	NY	Actual/360	4.230%	44,802.75	0.00	0.00	N/A	07/06/30	--	12,300,000.00	12,300,000.00	08/06/26
24	30318245	MF	Cleveland	OH	Actual/360	4.150%	32,514.88	16,095.45	0.00	N/A	07/06/30	--	9,098,607.18	9,082,511.73	08/06/26
25	30506039	MF	Ann Arbor	MI	Actual/360	4.300%	37,027.78	0.00	0.00	N/A	07/06/30	--	10,000,000.00	10,000,000.00	08/06/26
26	30506036	OF	Weston	FL	Actual/360	3.780%	30,108.75	0.00	0.00	N/A	07/06/30	--	9,250,000.00	9,250,000.00	08/06/26
27	30506066	SS	Hattiesburg	MS	Actual/360	4.300%	29,158.56	11,816.80	0.00	N/A	08/06/30	--	7,874,780.48	7,862,963.68	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30506041	OF	Various	Various	Actual/360	4.150%	25,284.91	11,658.94	0.00	N/A	08/06/30	--	7,075,449.93	7,063,790.99	08/06/26
29	30318246	MF	Amherst	NY	Actual/360	3.790%	23,824.36	0.00	0.00	N/A	07/06/30	--	7,300,000.00	7,300,000.00	08/06/26
30	30318247	MU	Chicago	IL	Actual/360	3.680%	21,294.93	0.00	0.00	N/A	04/06/30	--	6,720,000.00	6,720,000.00	08/06/26
31	30505978	IN	Flanders	NJ	Actual/360	4.040%	20,468.23	11,337.77	0.00	N/A	07/06/30	--	5,883,553.06	5,872,215.29	08/06/26
32	30506037	SS	Flagstaff	AZ	Actual/360	4.510%	24,389.93	9,090.53	0.00	N/A	07/06/30	--	6,280,219.90	6,271,129.37	08/06/26
33	30506040	MF	Brooklyn	NY	Actual/360	4.240%	23,732.22	0.00	0.00	N/A	07/06/30	--	6,500,000.00	6,500,000.00	08/06/26
34	30506005	SS	Appleton	WI	Actual/360	4.350%	22,945.94	8,042.84	0.00	N/A	07/06/30	--	6,125,723.72	6,117,680.88	08/06/26
35	30505954	SS	Modesto	CA	Actual/360	3.870%	16,662.50	0.00	0.00	N/A	07/06/30	--	5,000,000.00	5,000,000.00	08/06/26
36	30505953	SS	Ceres	CA	Actual/360	3.870%	13,330.00	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	08/06/26
37	30318248	SS	Castle Rock	CO	Actual/360	3.970%	13,674.44	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	08/06/26
Totals							2,123,276.42	91,007.07	0.00				701,776,831.87	701,685,824.80
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A1-C2	61,206,441.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C6	61,206,441.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C9	61,206,441.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,353,026.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13-1	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A15-1	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-C6	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3-C1-A	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-8	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-9	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-13	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	8,006,340.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	10,462,802.96	2,608,832.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	10,462,802.96	2,608,832.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A1	(2,977,572.00)	0.00	--	--	02/11/26	22,046,472.43	0.00	139,613.23	425,420.98	0.00	0.00
13-A1	1,508,910.00	(744,209.00)	01/01/26	03/31/26	08/11/26	28,180,584.97	1,237,595.77	(848.05)	3,012,847.37	0.00	0.00
14	2,931,274.74	3,628,965.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16A3-C6	749,354,424.00	728,348,619.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A6	47,422,785.58	11,993,409.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,994,289.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	348,682.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,238,484.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A1-1B-2	44,478,733.38	8,613,060.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	907,547.48	267,467.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	4,336.43	0.00
24	800,044.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,237,879.49	1,266,902.72	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,225,164.78	318,487.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,068,134.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	317,088.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	782,462.68	0.00	--	--	--	0.00	0.00	0.00	0.00	32,076.72	0.00
30	722,352.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	881,919.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	537,949.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	613,914.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	791,875.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	575,146.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	3,046,916,085.11	758,910,367.48				50,227,057.40	1,237,595.77	138,765.18	3,438,268.35	36,413.15	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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							Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	30,581,212.42	0	0.00	2	63,209,612.54	0	0.00	0	0.00	0	0.00	3.720495%	3.704888%	42
07/17/26	0	0.00	0	0.00	1	30,581,212.42	0	0.00	2	63,209,612.54	0	0.00	0	0.00	1	45,355,967.74	3.720558%	3.704950%	43
06/17/26	0	0.00	0	0.00	1	30,581,212.42	0	0.00	2	63,209,612.54	0	0.00	1	2,371,599.88	0	0.00	3.710268%	3.694791%	41
05/15/26	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	0	0.00	0	0.00	3.714367%	3.698881%	42
04/17/26	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	0	0.00	0	0.00	3.714430%	3.698944%	43
03/17/26	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	1	11,287,450.55	0	0.00	3.714488%	3.699003%	44
02/18/26	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	0	0.00	0	0.00	3.712120%	3.696664%	45
01/16/26	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	0	0.00	0	0.00	3.700599%	3.685207%	44
12/17/25	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	0	0.00	0	0.00	3.700656%	3.685264%	45
11/18/25	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	1	2,193,753.05	0	0.00	3.700716%	3.685325%	46
10/20/25	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	0	0.00	0	0.00	3.700353%	3.684967%	47
09/17/25	0	0.00	0	0.00	1	30,581,212.42	0	0.00	1	30,581,212.42	0	0.00	0	0.00	0	0.00	3.700413%	3.685027%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10-A1	30504561	05/01/26	2	5	139,613.23	425,420.98	364,889.56	32,628,400.12	08/29/24	7			05/05/26
13-A1	30318242	08/06/23	35	6	(848.05)	3,012,847.37	2,325,258.83	31,710,935.91	05/08/23	7			10/03/23
Totals					138,765.18	3,438,268.35	2,690,148.39	64,339,336.03
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		32,628,400	0		0	32,628,400
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		529,057,425	498,476,212		0	30,581,212
49 - 60 Months		0	0		0	0
> 60 Months		140,000,000	140,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	701,685,825	638,476,212	0	0	0	63,209,613
Jul-26	701,776,832	638,567,219	0	0	0	63,209,613
Jun-26	747,229,937	684,020,324	0	0	0	63,209,613
May-26	749,691,865	719,110,653	0	0	0	30,581,212
Apr-26	749,788,348	719,207,136	0	0	0	30,581,212
Mar-26	749,878,003	719,296,791	0	0	0	30,581,212
Feb-26	761,274,294	730,693,082	0	0	0	30,581,212
Jan-26	786,505,727	720,924,515	0	0	35,000,000 30,581,212
Dec-25	786,594,346	756,013,133	0	0	0	30,581,212
Nov-25	786,689,179	756,107,967	0	0	0	30,581,212
Oct-25	788,970,890	758,389,677	0	0	0	30,581,212
Sep-25	789,065,085	758,483,873	0	0	0	30,581,212
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10-A1	30504561	32,628,400.12	32,628,400.12	25,200,000.00	10/30/25	(2,977,572.00)	(0.72000)	12/31/25	03/01/25	I/O
13-A1	30318242	30,581,212.42	31,710,935.91	19,100,000.00	06/17/26	(1,026,770.00)	(1.14000)	03/31/26	08/06/30	286
Totals		63,209,612.54	64,339,336.03	44,300,000.00		(4,004,342.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10-A1	30504561	OF	TX	08/29/24	7

8/11/2026 - REO Title Date: 5/5/2026. Property is a 441,523 SF, 19-story, single-tenant office tower built in 1979 on 4.65 acres at 3000 Post Oak Blvd in Houston, Texas, adjacent to a 10-story parking garage. The asset is 100% vacant following

Bechtel’s l ease expiration on 10/31/2024 after more than 20 years of occupancy, with no leasing activity since. The curtain wall has reached the end of its estimated 50-year useful life, with replacement costs projected between $7MM and

$15MM. Property is under cont ract with closing set in August 2026.

13-A1	30318242	OF	TX	05/08/23	7

8/11/2026 - REO Title Date: 5/5/2026. Property is a 441,523 SF, 19-story, single-tenant office tower built in 1979 on 4.65 acres at 3000 Post Oak Blvd in Houston, Texas, adjacent to a 10-story parking garage. The asset is 100% vacant following

Bechtel’s l ease expiration on 10/31/2024 after more than 20 years of occupancy, with no leasing activity since. The curtain wall has reached the end of its estimated 50-year useful life, with replacement costs projected between $7MM and

$15MM. Property is under cont ract with closing set in August 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30530096	0.00	3.59300%	0.00	3.59300%	8	06/09/21	07/01/20	06/18/21
3	30530096	0.00	3.59300%	0.00	3.59300%	8	06/18/21	07/01/20	06/09/21
4A1-A2	30505865	0.00	3.55000%	0.00	3.55000%	8	05/21/25	05/21/25	06/06/25
15-A2	30505269	0.00	3.35000%	0.00	3.35000%	1	05/05/25	02/05/25	05/21/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10-A1	0.00	0.00	7,024.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13-A1	0.00	0.00	6,583.46	0.00	0.00	0.00	0.00	125,085.65	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(19.37)	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	26.50	0.00	0.00	0.00
Total	0.00	0.00	13,607.63	0.00	0.00	0.00	0.00	125,085.65	7.13	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		138,700.41

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Supplemental Notes
None

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